BetaBuilders U.S. Aggregate Bond ETF Investment Risks - BetaBuilders U.S. Aggregate Bond ETF	Feb. 28, 2026
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions. In addition, because the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index. Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
Passive Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Fund. The Fund will not take defensive positions under any market conditions, including in declining markets.
Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund’s investments are subject to the risk that issuers, guarantors and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk. The Fund focuses its investments in the United States. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Asset Backed Mortgage Related and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so called “sub-prime” mortgages, which may represent interests in pools of mortgages, consumer loans or other assets held in trust, that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities. Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayment than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. The income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities could result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Industry and Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
ETF Shares Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for exchange-traded funds (ETFs) that invest in securities issued by non-U.S. issuers.
ETF and Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF and Investment Company Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of an ETF or other investment company in which the Fund may invest. The price and movement of an index-based ETF may not track its underlying index and may result in a loss. ETFs may trade at a price below their NAV (also known as a discount).
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, greater volatility, decreased market liquidity, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers as compared to domestic issuers.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.